Lines of Businesses (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2013 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,726	(a)	$7,640	$528	$11,894	(a)
Net interest revenue	260		2,514	235	3,009
Total revenue	3,986		10,154	763	14,903
Provision for credit losses	—		1	(36)	(35)
Noninterest expense	2,992		7,401	913	11,306
Income (loss) before taxes	$994	(a)	$2,752	$(114)	$3,632	(a)
Pre-tax operating margin (b)	25%		27%	N/M	24%
Average assets	$38,546		$247,431	$56,334	$342,311

(a)
Total fee and other revenue includes income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes includes noncontrolling interests of $80 million.

(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,507	(a)	$7,368	$631	$11,506	(a)
Net interest revenue	214		2,440	319	2,973
Total revenue	3,721		9,808	950	14,479
Provision for credit losses	—		(2)	(78)	(80)
Noninterest expense	2,811		7,592	930	11,333
Income before taxes	$910	(a)	$2,218	$98	$3,226	(a)
Pre-tax operating margin (b)	24%		23%	N/M	22%
Average assets	$36,120		$223,233	$56,028	$315,381

(a)
Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.

(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2011 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,243	(a)	$7,656	$797	$11,696	(a)
Net interest revenue	204		2,568	212	2,984
Total revenue	3,447		10,224	1,009	14,680
Provision for credit losses	1		—	—	1
Noninterest expense	2,743		7,233	1,136	11,112
Income (loss) before taxes	$703	(a)	$2,991	$(127)	$3,567	(a)
Pre-tax operating margin (b)	20%		29%	N/M	24%
Average assets	$36,696		$205,337	$49,112	$291,145

(a)
Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.

(b)	Income before taxes divided by total revenue.